Income Taxes	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazilian and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.13%	15.13%	15.50%	15.50%

Expected Canadian Income Tax (Recovery)	(4,136)	(10,764)	(48,287)
Change in valuation allowance	(102,732)	107,243	25,102

Permanent differences	(3,702)	6,940	21,958
Change in tax rates	110,694	(75,293)
Difference between Canadian and foreign tax rates	(12,690)	(6,221)	-(6,326)

Other	12,566	(21,905)	7,701
	-	-	148

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.13%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $124,234, $171,457 and $305,708, and for the years ended March 31, 2018, March 31, 2017 and March 31, 2016, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The Company’s deferred tax assets are as follows:

	March 31, 2018	March 31, 2017
	$	$

Losses available for carry forward	168,277	207,745
Property and equipment - differences in net book value and unamortized capital cost	116,545	122,774
Intangible assets - differences in net book value and tax basis	196,610	209,724
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	814,830	816,735
Other	117,215	125,925
Gross deferred tax asset	1,413,477	1,482,903
Valuation allowance	(1,413,477)	(1,482,903)
Net deferred tax asset	-	-

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial

2026	590,115
2027	318,898
2037	140,696
2038	2,403
1,052,111

The Company has capital losses of $255,815, which are available indefinitely to reduce capital gains in future years as of March 31, 2018.

The losses in Brazil of $139,185 have an indefinite carryforward period. However, the losses can only be used to offset 30% of taxable income in any given year.

As at March 31, 2018, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $4,073,657 ($3, 790,940 in 2017). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	5,183
2021	14,097
2022	276,222
2023	1,773
2024	2,221
2025 to 2033	9,721
309,217